UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21495

The Merit Advisors Investment Trust

(Exact name of registrant as specified in charter)

11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

800-430-3863

Date of fiscal year end:

10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

MERIT HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

		Coupon /	Maturity
	Principal	Implied Rate	Date	Value

HIGH-YIELD CORPORATE BONDS - 1.60%

IMC Global Inc., Series B	$ 23,000	10.875%	6/1/08	$26,853
Millenium America Inc.	23,000	9.250%	6/15/08	25,530
(Cost $50,464)				52,383

FIXED INCOME DERIVATIVE SECURITIES - 63.00%

TRAINS Series HY-2004-1, Variable Rate, 144A	1,906,976	8.211%	8/1/15	2,057,150
(Cost $2,096,529)

SHORT-TERM INVESTMENT - 34.64%

Milestone Treasury Obligations Portfolio,
Institutional Class	1,130,991			1,130,991
(Cost $1,130,991)

Total Value of Investments (Cost $3,277,984)(a)			99.24%	$ 3,240,524
Other Assets Less Liabilities			0.76%	24,711
Net Assets			100.00%	$ 3,265,235

144A - Security exempt from registration under Rule 144A of the Securities Exchange Act of 1933. These
securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
TRAINS - Targeting Return Index Securities

(a)			Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/
(depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,918
Aggregate gross unrealized depreciation				(39,378)

Net unrealized depreciation				$(37,460)

Security Valuation - See Appendix A

APPENDIX A:

Security Valuation – The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Short-term investments are valued at cost, which approximates value. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures approved by the Board of Trustees of the Trust (the “Trustees”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Trustees shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the value of other related financial instruments, including derivative securities, traded on other markets or among dealers; (ii) applicable trading volumes on markets, exchanges, or among dealers; and (iii) the values of relevant baskets of securities traded on other markets, exchanges or among dealers. As of January 31, 2005, the Fund did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merit Advisors Investment Trust

By (Signature and Title)

       /s/J. Paul Cunningham, President

Date

3/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/J. Paul Cunningham, President

Date

3/22/05

By (Signature and Title)

       /s/Donald L. Dillingham,

       Vice-President and Treasurer

Date

3/22/05